Discontinued Operations (Comprehensive Income Information of Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Discontinued Operations [Line Items]
Foreign currency exchange gain/(loss)		$ (3,800)	$ 1,430		$ 3,301
Net income/(loss) from discontinued operations, net of tax		(91,793)	55,108		53,947
Sogou [Member]
Discontinued Operations [Line Items]
Revenues		924,664	1,172,252		1,124,158
Cost of revenues		722,614	738,454		693,470
Gross profit/(loss)		202,050	433,798		430,688
Operating expenses		325,170	369,363		386,005
Operating profit /(loss)		(123,120)	64,435		44,683
Interest income		2,807	4,443		8,037
Foreign currency exchange gain/(loss)		(7,767)	1,849		5,725
Other income /(expense), net	[1]	38,633	21,127		41,490
Income/(loss) before income tax expense		(89,447)	91,854		99,935
Income tax expense		2,346	2,748		1,153
Net income/(loss) from discontinued operations, net of tax		(91,793)	89,106		98,782
Sogou [Member] | Research and Development Expense [Member]
Discontinued Operations [Line Items]
Operating expenses	[1]	193,376	190,402		201,739
Sogou [Member] | Sales and marketing [Member]
Discontinued Operations [Line Items]
Operating expenses	[1]	102,523	138,291		146,194
Sogou [Member] | General and administrative [Member]
Discontinued Operations [Line Items]
Operating expenses	[1]	$ 29,271	40,670		38,072
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member]
Discontinued Operations [Line Items]
Revenues			37,323	[2]	70,202
Cost of revenues			43,857	[2]	89,233
Gross profit/(loss)			(6,534)	[2]	(19,031)
Operating expenses			27,390	[2]	25,253
Operating profit /(loss)			(33,924)	[2]	(44,284)
Interest income			7	[2]	6
Other income /(expense), net			61	[2]	(557)
Income/(loss) before income tax expense			(33,856)	[2]	(44,835)
Income tax expense			142	[2]	0
Net income/(loss) from discontinued operations, net of tax			(33,998)	[2]	(44,835)
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | Sales and marketing [Member]
Discontinued Operations [Line Items]
Operating expenses			8,807	[2]	20,288
Changyou [Member] | Shanghai Jingmao Culture Communication Co., Ltd. ("Shanghai Jingmao") and its affiliate [Member] | General and administrative [Member]
Discontinued Operations [Line Items]
Operating expenses			$ 18,583	[2]	$ 4,965

[1]	Expenses generated from marketing services among the Sohu and Sogou, and leasing expenses generated from a building that Sohu leases to Sogou are not eliminated because those expenses are considered to continue after the disposal of the discontinued operations.
[2]	Includes the financial results of the discontinued operations from January 1, 2019 to August 12, 2019.